BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2020
BUSINESS COMBINATIONS
Schedule of movement of goodwill

As of June 30, 2020
Balance at the beginning of the period	1,905,840
Addition during the period	503,485
Balance at end of period	2,409,325

Schedule of the identifiable assets acquired and liabilities assumed in the business combination

	Note
Fair value of consideration		847,586
Effective settlement of pre-existing relationship upon consolidation	(i)	34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,349)
Accounts receivable		(81,027)
Property and equipment	(ii)	(1,971,432)
Operating lease ROU assets		(94,821)
Identifiable intangible assets	(iii)	(191,000)
Other assets		(149,956)
Accounts payable		727,043
Finance lease and other financing obligations, current		171,979
Operating lease liabilities, current		6,092
Finance lease and other financing obligations, non-current		1,062,114
Operating lease liabilities, non-current		92,360
Deferred tax liabilities		13,833
Other liabilities		38,586
Total identifiable net assets		(378,578)
Goodwill	(iv)	503,485

Note (i):Prior to the acquisition, the Company had receivables from the target group of RMB34,477, which was effectively settled upon completion of the acquisition.

Note (ii):Property and equipment acquired included properties acquired under finance lease of RMB632,427.

Note (iii):Identifiable intangible assets acquired consisted of customer relationships of RMB191,000 with an estimated useful life of 7.6 years.

Note (iv):Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of the target group with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC 350, goodwill is not amortized but is tested for impairment.